Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated fair value of investment securities available for sale by contractual maturity
Available for sale securities	$ 1,006,744	$ 826,274
Estimated Fair Value	1,006,744	826,274
Debt Securities [Member]
Estimated fair value of investment securities available for sale by contractual maturity
Due in one year or less, Estimated Fair Value	978
Due after one year through five years, Estimated Fair Value	1,823
Due after five years through ten years, Estimated Fair Value	8,267
Due after ten years, Estimated Fair Value	19,104
Mortgage-backed securities-residential	973,853
Estimated Fair Value, Gross	1,004,025
Due in one year or less, Yield	1.59%
Due after one year through five years, Yield	2.88%
Due after five years through ten years, Yield	3.72%
Due after ten years, Yield	3.03%
Mortgage-backed securities-residential, Yield	1.53%
Available for sale securities-Debt securities to yield	1.58%
Marketable equity securities [Member]
Estimated fair value of investment securities available for sale by contractual maturity
Available for sale securities	$ 2,719	$ 1,807